Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Large Cap Growth Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class A
Trading Symbol	LEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Class A	$ 111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples, consumer discretionary and industrials sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in financials, consumer discretionary, industrials, information technology and energy improved the Fund’s results during the annual period.
Individual holdings
| A relative overweight position in Insmed Incorporated, a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corporation, a multinational technology company; a relative overweight position in Eli Lilly and Company, a pharmaceutical company that develops and manufactures human and animal health products around the world; a relative underweight position in Tesla, Inc., an automotive and clean energy company; and a relative overweight position in Costco Wholesale Corporation, a worldwide membership warehouse operator were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the real estate, health care and consumer staples sectors and smaller weightings in the communication services sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, a producer of semiconductor and infrastructure products; a relative overweight position in Humana Inc., a health insurance company; a relative overweight position in MongoDB Inc., a U.S. software company that develops and provides commercial support for database software; a relative overweight position in Dynatrace, Inc., a global technology company with a software observability platform; a relative overweight position in Expedia Group, Inc., an online travel technology company were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	27.17	16.92	14.89
Class A (including sales charges) (a)	19.86	15.54	14.21
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark
, which more closely represents the market sectors and/or asset classes in which the
Fund
primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,697,065,640
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 32,464,989
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,697,065,640
Total number of portfolio holdings	47
Management services fees (represents 0.64% of Fund average net assets)	$ 32,464,989
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]	Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%

Columbia Large Cap Growth Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	CCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Advisor Class	$ 83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples, consumer discretionary and industrials sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in financials, consumer discretionary, industrials, information technology and energy improved the Fund’s results during the annual period.
Individual holdings
| A relative overweight position in Insmed Incorporated, a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corporation, a multinational technology company; a relative overweight position in Eli Lilly and Company, a pharmaceutical company that develops and manufactures human and animal health products around the world; a relative underweight position in Tesla, Inc., an automotive and clean energy company; and a relative overweight position in Costco Wholesale Corporation, a worldwide membership warehouse operator were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the real estate, health care and consumer staples sectors and smaller weightings in the communication services sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, a producer of semiconductor and infrastructure products; a relative overweight position in Humana Inc., a health insurance company; a relative overweight position in MongoDB Inc., a U.S. software company that develops and provides commercial support for database software; a relative overweight position in Dynatrace, Inc., a global technology company with a software observability platform; a relative overweight position in Expedia Group, Inc., an online travel technology company were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	27.48	17.21	15.18
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,697,065,640
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 32,464,989
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,697,065,640
Total number of portfolio holdings	47
Management services fees (represents 0.64% of Fund average net assets)	$ 32,464,989
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]	Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%

Columbia Large Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class C
Trading Symbol	LEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 196	1.73%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund
Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples, consumer discretionary and industrials sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in financials, consumer discretionary, industrials, information technology and energy improved the Fund’s results during the annual period.
Individual holdings
| A relative overweight position in Insmed Incorporated, a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corporation, a multinational technology company; a relative overweight position in Eli Lilly and Company, a pharmaceutical company that develops and manufactures human and animal health products around the world; a relative underweight position in Tesla, Inc., an automotive and clean energy company; and a relative overweight position in Costco Wholesale Corporation, a worldwide membership warehouse operator were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the real estate, health care and consumer staples sectors and smaller weightings in the communication services sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, a producer of semiconductor and infrastructure products; a relative overweight position in Humana Inc., a health insurance company; a relative overweight position in MongoDB Inc., a U.S. software company that develops and provides commercial support for database software; a relative overweight position in Dynatrace, Inc., a global technology company with a software observability platform; a relative overweight position in Expedia Group, Inc., an online travel technology company were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	26.21	16.04	14.03
Class C (including sales charges) (a)	25.21	16.04	14.03
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,697,065,640
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 32,464,989
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,697,065,640
Total number of portfolio holdings	47
Management services fees (represents 0.64% of Fund average net assets)	$ 32,464,989
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]	Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%

Columbia Large Cap Growth Fund - Class E
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class E
Trading Symbol	CLGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment )
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class E	$ 144	1.27%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class E shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples, consumer discretionary and industrials sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in financials, consumer discretionary, industrials, information technology and energy improved the Fund’s results during the annual period.
Individual holdings
| A relative overweight position in Insmed Incorporated, a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corporation, a multinational technology company; a relative overweight position in Eli Lilly and Company, a pharmaceutical company that develops and manufactures human and animal health products around the world; a relative underweight position in Tesla, Inc., an automotive and clean energy company; and a relative overweight position in Costco Wholesale Corporation, a worldwide membership warehouse operator were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the real estate, health care and consumer staples sectors and smaller weightings in the communication services sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, a producer of semiconductor and infrastructure products; a relative overweight position in Humana Inc., a health insurance company; a relative overweight position in MongoDB Inc., a U.S. software company that develops and provides commercial support for database software; a relative overweight position in Dynatrace, Inc., a global technology company with a software observability platform; a relative overweight position in Expedia Group, Inc., an online travel technology company were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class E (excluding sales charges) (a)	26.80	16.61	14.68
Class E (including sales charges) (a)	21.10	15.54	14.16
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,697,065,640
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 32,464,989
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,697,065,640
Total number of portfolio holdings	47
Management services fees (represents 0.64% of Fund average net assets)	$ 32,464,989
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]	Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%

Columbia Large Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GEGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples, consumer discretionary and industrials sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in financials, consumer discretionary, industrials, information technology and energy improved the Fund’s results during the annual period.
Individual holdings
| A relative overweight position in Insmed Incorporated, a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corporation, a multinational technology company; a relative overweight position in Eli Lilly and Company, a pharmaceutical company that develops and manufactures human and animal health products around the world; a relative underweight position in Tesla, Inc., an automotive and clean energy company; and a relative overweight position in Costco Wholesale Corporation, a worldwide membership warehouse operator were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the real estate, health care and consumer staples sectors and smaller weightings in the communication services sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, a producer of semiconductor and infrastructure products; a relative overweight position in Humana Inc., a health insurance company; a relative overweight position in MongoDB Inc., a U.S. software company that develops and provides commercial support for database software; a relative overweight position in Dynatrace, Inc., a global technology company with a software observability platform; a relative overweight position in Expedia Group, Inc., an online travel technology company were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	27.48	17.21	15.18
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,697,065,640
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 32,464,989
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,697,065,640
Total number of portfolio holdings	47
Management services fees (represents 0.64% of Fund average net assets)	$ 32,464,989
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]	Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%

Columbia Large Cap Growth Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CLWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Allocations
| Smaller weightings in financials, consumer discretionary, industrials, information technology and energy improved the Fund’s results during the annual period.
Individual holdings
| A relative overweight position in Insmed Incorporated, a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corporation, a multinational technology company; a relative overweight position in Eli Lilly and Company, a pharmaceutical company that develops and manufactures human and animal health products around the world; a relative underweight position in Tesla, Inc., an automotive and clean energy company; and a relative overweight position in Costco Wholesale Corporation, a worldwide membership warehouse operator were among the top contributors to Fund performance.
Allocations
| Larger weightings in the real estate, health care and consumer staples sectors and smaller weightings in the communication services sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, a producer of semiconductor and infrastructure products; a relative overweight position in Humana Inc., a health insurance company; a relative overweight position in MongoDB Inc., a U.S. software company that develops and provides commercial support for database software; a relative overweight position in Dynatrace, Inc., a global technology company with a software observability platform; a relative overweight position in Expedia Group, Inc., an online travel technology company were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	27.50	17.24	15.24
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,697,065,640
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 32,464,989
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 5,697,065,640
Total number of portfolio holdings	47
Management services fees (represents 0.64% of Fund average net assets)	$ 32,464,989
Portfolio t urnove r for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%

Columbia Large Cap Growth Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Allocations
| Smaller weightings in financials, consumer discretionary, industrials, information technology and energy improved the Fund’s results during the annual period.
Individual holdings
| A relative overweight position in Insmed Incorporated, a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corporation, a multinational technology company; a relative overweight position in Eli Lilly and Company, a pharmaceutical company that develops and manufactures human and animal health products around the world; a relative underweight position in Tesla, Inc., an automotive and clean energy company; and a relative overweight position in Costco Wholesale Corporation, a worldwide membership warehouse operator were among the top contributors to Fund performance.
Allocations
| Larger weightings in the real estate, health care and consumer staples sectors and smaller weightings in the communication services sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, a producer of semiconductor and infrastructure products; a relative overweight position in Humana Inc., a health insurance company; a relative overweight position in MongoDB Inc., a U.S. software company that develops and provides commercial support for database software; a relative overweight position in Dynatrace, Inc., a global technology company with a software observability platform; a relative overweight position in Expedia Group, Inc., an online travel technology company were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	27.58	17.30	15.30
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,697,065,640
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 32,464,989
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,697,065,640
Total number of portfolio holdings	47
Management services fees (represents 0.64% of Fund average net assets)	$ 32,464,989
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless oth erwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alph abet, I nc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alph abet, I nc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%

Columbia Large Cap Growth Fund (Class R)
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class R
Trading Symbol	CGWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 140	1.23%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Allocations
| Smaller weightings in financials, consumer discretionary, industrials, information technology and energy improved the Fund’s results during the annual period.
Individual holdings
| A relative overweight position in Insmed Incorporated, a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corporation, a multinational technology company; a relative overweight position in Eli Lilly and Company, a pharmaceutical company that develops and manufactures human and animal health products around the world; a relative underweight position in Tesla, Inc., an automotive and clean energy company; and a relative overweight position in Costco Wholesale Corporation, a worldwide membership warehouse operator were among the top contributors to Fund performance.
Allocations
| Larger weightings in the real estate, health care and consumer staples sectors and smaller weightings in the communication services sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, a producer of semiconductor and infrastructure products; a relative overweight position in Humana Inc., a health insurance company; a relative overweight position in MongoDB Inc., a U.S. software company that develops and provides commercial support for database software; a relative overweight position in Dynatrace, Inc., a global technology company with a software observability platform; a relative overweight position in Expedia Group, Inc., an online travel technology company were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a)	26.85	16.62	14.60
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,697,065,640
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 32,464,989
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,697,065,640
Total number of portfolio holdings	47
Management services fees (represents 0.64% of Fund average net assets)	$ 32,464,989
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The Fu
nd's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.9%
Apple, Inc.	10.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.5%
Visa, Inc., Class A	3.3%
Costco Wholesale Corp.	2.6%